Long Term Debt (Details) - CAD ($) $ in Millions		12 Months Ended
	Jul. 16, 2021	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Debt issuance costs		$ (121)	$ (110)
Amount due within one year		(462)	(1,382)
Long Term Debt, Adjustments		(580)	(1,487)
Long-Term Debt		14,196	12,339
Interest expense		102	109
Emera
Debt Instrument [Line Items]
Long-term debt		2,399	2,291
NMGC
Debt Instrument [Line Items]
Long-term debt		589	465
NSPI
Debt Instrument [Line Items]
Long-term debt		3,041	2,956
EBP
Debt Instrument [Line Items]
Maturity	May 17, 2023
ECI
Debt Instrument [Line Items]
Long-term debt		478	476
TECO Energy
Debt Instrument [Line Items]
Fair market value adjustment		$ 3	5
Bankers acceptances | LIBOR loans | Emera
Debt Instrument [Line Items]
Maturity		2026
Long-term debt		$ 378	$ 263
Unsecured fixed rate notes | Emera
Debt Instrument [Line Items]
Weighted average interest rate		2.90%	2.90%
Maturity		2023
Long-term debt		$ 500	$ 500
Unsecured fixed rate notes | Emera Finance
Debt Instrument [Line Items]
Maturity		2024 - 2046
Fixed to floating subordinated notes | Emera
Debt Instrument [Line Items]
Weighted average interest rate		6.75%	6.75%
Maturity		2076
Long-term debt		$ 1,521	$ 1,528
Unsecured senior notes | Emera Finance
Debt Instrument [Line Items]
Weighted average interest rate		3.65%	3.86%
Long-term debt		$ 3,487	$ 3,501
Fixed rate notes and bonds | TEC
Debt Instrument [Line Items]
Weighted average interest rate		4.15%	4.53%
Maturity		2022 - 2051
Long-term debt		$ 3,683	$ 3,268
Fixed rate notes and bonds | PGS
Debt Instrument [Line Items]
Weighted average interest rate		3.78%	4.58%
Maturity		2022 - 2051
Long-term debt		$ 660	$ 429
Fixed rate notes and bonds | NMGC
Debt Instrument [Line Items]
Weighted average interest rate		3.11%	4.30%
Maturity		2026 - 2051
Long-term debt		$ 488	$ 465
Fixed rate notes and bonds | NMGI
Debt Instrument [Line Items]
Weighted average interest rate		3.64%	3.64%
Maturity		2024
Long-term debt		$ 190	$ 191
Discount notes | NSPI
Debt Instrument [Line Items]
Maturity		2026
Long-term debt		$ 376	$ 291
Medium term fixed rate notes | NSPI
Debt Instrument [Line Items]
Weighted average interest rate		5.14%	5.14%
Maturity		2025 - 2097
Long-term debt		$ 2,665	$ 2,665
Senior secured credit facility | EBP
Debt Instrument [Line Items]
Maturity		2025
Long-term debt		$ 249	$ 249
Amortizing fixed rate notes | ECI
Debt Instrument [Line Items]
Weighted average interest rate		3.97%	3.92%
Maturity		2022 - 2026
Long-term debt		$ 104	$ 100
Secured senior notes | ECI
Debt Instrument [Line Items]
Maturity		2026
Long-term debt		$ 84	$ 106
Secured fixed rate senior notes | ECI
Debt Instrument [Line Items]
Weighted average interest rate		4.43%	4.39%
Maturity		2022 - 2035
Long-term debt		$ 161	$ 174
Non-revolving term facility, floating rate | NMGC
Debt Instrument [Line Items]
Maturity		2022
Long-term debt		$ 101
Non-revolving term facility, floating rate | ECI
Debt Instrument [Line Items]
Maturity		2025
Long-term debt		$ 28	$ 28
Non-revolving term facility, fixed rate | ECI
Debt Instrument [Line Items]
Weighted average interest rate		2.36%	2.60%
Maturity		2025 - 2026
Long-term debt		$ 101	$ 68